CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash	¥ 45,185	$ 6,364	¥ 95,444
Restricted cash	1,271	179	5,579
Short-term investments	68,378	9,631	64,355
Accounts receivable, net	475,992	67,042	495,046
Prepayments and other current assets	108,354	15,261	54,921
Amounts due from related party	¥ 253	$ 36	¥ 3,876
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Total current assets	¥ 699,433	$ 98,513	¥ 719,221
Non-current assets:
Property and equipment, net	14,635	2,061	11,450
Right-of-use assets, net	6,217	876	5,562
Intangible assets, net	82,818	11,665	101,603
Goodwill	65,481	9,223	65,481
Deferred tax assets	21,968	3,094	12,000
Other non-current assets	141,384	19,914	140,300
Total non-current assets	332,503	46,833	336,396
Total assets	1,031,936	145,346	1,055,617
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB489,301 and RMB446,146(US$62,839) as of December 31, 2022 and 2023, respectively):
Accounts payable	254,099	35,789	293,281
Accrued expenses and other current liabilities	108,132	15,230	125,949
Short-term debt	92,653	13,050	65,434
Short-term lease liabilities	3,906	550	3,276
Total current liabilities	458,790	64,619	487,940
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB70,100 and RMB 68,140 (US$9,597) as of December 31, 2022 and 2023, respectively):
Long-term debt	7,533	1,061	1,303
Long-term lease liabilities	1,434	202	1,103
Deferred tax liabilities	4,689	660	814
Other non-current liabilities	54,212	7,636	66,880
Total non-current liabilities	67,868	9,559	70,100
Total liabilities	526,658	74,178	558,040
Commitments and contingencies
Shareholders' equity:
Ordinary shares	43	6	43
Additional paid-in capital	1,885,142	265,517	1,885,637
Accumulated deficit	(1,376,530)	(193,880)	(1,379,864)
Accumulated other comprehensive loss	(2,466)	(347)	(4,654)
Total Quhuo Limited shareholders' equity	506,189	71,296	501,162
Non-controlling interests	(911)	(128)	(3,585)
Total shareholders' equity	505,278	71,168	497,577
Total liabilities and shareholders' equity	¥ 1,031,936	$ 145,346	¥ 1,055,617